Annual Operating Expenses - FidelitySeriesTotalMarketIndexFund-PRO - FidelitySeriesTotalMarketIndexFund-PRO - Fidelity Series Total Market Index Fund - Fidelity Series Total Market Index Fund	Apr. 29, 2025
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none